Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014 Business	Dec. 31, 2013	Jul. 29, 2011
Related Party Transaction [Line Items]
Costs incurred	$ 5.6	$ 7.6
Number of related businesses	2
Percentage of transfer price markup	8.00%
UCI International and Autoparts Holding [Member]
Related Party Transaction [Line Items]
Initial term of agreement			1 year
Additional renewal period			1 year
Agreement termination period due to prior written notice			120 days
Prior notice period for non renewal of service agreement			90 days
Sale of Land and Building [Member] | Rank NA [Member]
Related Party Transaction [Line Items]
Net book value of assets sold	1.1
Related party, Transaction values	$ 2.5